DECHERT, PRICE & RHOADS
                               1500 K Street, N.W.
                           Washington, D.C. 20005-1208


VIA ELECTRONIC TRANSMISSION

                                                              November 13, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re: The MainStay Funds (File Nos. 33-2610 and 811-4550) Certification Pursuant to Rule 497(j) for Prospectus and Statement of Additional Information

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned, on behalf of the MainStay Funds (the "Registrant"), hereby submits this filing in lieu of a filing under Securities Act Rule 497(c) with respect to the prospectus and the statement of additional information, each dated November 7, 1997, for the MainStay Funds. The undersigned, on behalf of the Registrant, hereby certifies that:

         (1) the form of the prospectus and statement of additional information referred to above that would have been filed under Securities Act Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 42 to the Registrant's registration statement on Form N-1A ("Post-Effective Amendment No. 42), file on November 6, 1997; and

         (2) Post-Effective Amendment No. 42, which is the Registrant's most recent amendment to its registration statement, has been filed electronically.

                                       Very truly yours,


                         /s/           William J. Kotapish
                                       ---------------------------
                                       William J. Kotapish